SUPPLEMENT TO THE STATEMENT OF ADDITIONAL INFORMATION

                 CREDIT SUISSE TRUST - LARGE CAP VALUE PORTFOLIO

         The following information will supersede or supplement certain information in the portfolio's Statement of Additional Information.

PORTFOLIO MANAGERS

Registered Investment Companies, Pooled Investment Vehicles and Other Accounts Managed

         As reported to the Trust, the information in the following table reflects the number of registered investment companies, pooled investment vehicles and other accounts managed by the portfolio manager and the total assets managed within each category as of July 31, 2005.

                               --------------------------------------------------------------------------------------
                                   Registered             Other Pooled
                                   Investment              Investment                        Other Accounts
                                   Companies                Vehicles
---------------------------------------------------------------------------------------------------------------------
Name             Number of       Total Assets        Number of      Total Assets        Number of       Total Assets
                 Accounts                            Accounts                           Accounts
---------------------------------------------------------------------------------------------------------------------
Adam
Scheiner             4           $520,903,000           1            $54,630,000           6             $305,768,000
---------------------------------------------------------------------------------------------------------------------

No advisory fee is paid based on performance for any of the accounts listed above.

Ownership in Securities of the Portfolio

         As reported to the Trust, as of June 30, 2005, Mr. Scheiner had no direct investments in the Trust because Portfolio shares cannot be purchased directly but are only available through variable life and annuity contracts or through certain qualified employee benefit plans.


Portfolio Managers' Compensation

         CSAM's compensation to Mr. Scheiner includes both a fixed base salary component and bonus component. The discretionary bonus for Mr. Scheiner is not tied by formula to the performance of any fund or account. The factors taken into account in determining his bonus include the Fund's performance, assets held in the Fund and other accounts managed by the portfolio managers, business growth, team work, management, corporate citizenship, etc.

         A portion of the bonus may be paid in phantom shares of Credit Suisse Group stock as deferred compensation. Phantom shares are shares representing an unsecured right to receive on a particular date a specified number of registered shares subject to certain terms and conditions.

         Like all employees of CSAM, Mr. Scheiner participates in CSAM's profit sharing and 401(k) plans.


Dated: August 4, 2005